Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS 99.1%
	COMMUNICATION SERVICES 0.9%
364,423	Marcus Corp/The	$2,816,990

	CONSUMER DISCRETIONARY 4.2%
185,080	Gentherm Inc (a)	7,569,772
99,545	Sleep Number Corp (a)	4,868,746
		12,438,518
	CONSUMER STAPLES 4.6%
54,000	Casey’s General Stores Inc	9,593,100
99,600	MGP Ingredients Inc	3,958,104
		13,551,204
	ENERGY 0.8%
160,300	Core Laboratories NV (b)	2,446,178

	FINANCIALS 15.9%
522,161	Associated Banc-Corp	6,589,671
148,500	Cullen/Frost Bankers Inc	9,496,575
274,400	Glacier Bancorp Inc	8,794,520
329,800	Great Western Bancorp Inc	4,106,010
145,778	QCR Holdings Inc	3,995,775
144,687	United Fire Group Inc	2,940,040
287,600	Wintrust Financial Corp	11,518,380
		47,440,971
	HEALTH CARE 16.0%
34,500	Bio-Techne Corp	8,546,685
218,240	Calyxt Inc (a)	1,198,138
121,915	Cardiovascular Systems Inc (a)	4,797,355
142,900	Catalent Inc (a)	12,240,814
80,100	Inspire Medical Systems Inc (a)	10,336,905
410,111	IntriCon Corp (a)	4,995,152
164,400	Patterson Cos Inc	3,962,862
43,227	SurModics Inc (a)	1,681,962
		47,759,873
	INDUSTRIALS 23.8%
279,678	AAR Corp	5,257,946
292,500	Apogee Enterprises Inc	6,250,725
129,504	Donaldson Co Inc	6,011,576
353,710	Enerpac Tool Group Corp	6,653,285
21,272	Generac Holdings Inc (a)	4,119,110
73,500	Graco Inc	4,509,225
103,700	Hub Group Inc, Class A (a)	5,205,222
295,500	nVent Electric PLC (d)	5,227,395
146,100	Oshkosh Corp	10,738,350
25,000	Proto Labs Inc (a)	3,237,500
124,286	Raven Industries Inc	2,674,635
169,251	Tennant Co	10,215,990
19,600	Tortoise Acquisition Corp (a)	976,668
		71,077,627
	INFORMATION TECHNOLOGY 18.9%
29,365	Badger Meter Inc	1,919,590
77,700	Cabot Microelectronics Corp	11,096,337
68,578	CyberOptics Corp (a)	2,183,524
550,529	Digi International Inc (a)	8,604,768
28,800	Envestnet Inc (a)	2,222,208
79,250	Jamf Holding Corp (a)	2,980,592
56,700	Littelfuse Inc	10,055,178
118,998	NVE Corp	5,840,422
46,800	Plexus Corp (a)	3,305,484
145,880	Workiva Inc (a)	8,134,269
		56,342,372
	MATERIALS 2.7%
173,900	HB Fuller Co	7,961,142

	REAL ESTATE 6.1%
77,728	CoreSite Realty Corp	9,240,305
506,500	Physicians Realty Trust	9,071,415
		18,311,720
	UTILITIES 5.2%
168,600	Black Hills Corp	9,018,414
130,500	NorthWestern Corp	6,347,520
		15,365,934

	TOTAL COMMON STOCKS	$295,512,529
	(cost $265,490,032)

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2020

Shares		Security Description	Fair Value
		SHORT-TERM INVESTMENTS 0.4%
1,136,657		First American Government Obligations Fund, Class X, 0.066% (c)	$1,136,657
		(cost $1,136,657)

		TOTAL INVESTMENTS 99.5%	$296,649,186
		(cost $266,626,689)

		OTHER ASSETS AND LIABILITIES (NET) 0.5%	1,473,295

		TOTAL NET ASSETS 100.0%	$298,122,481

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2020, these securities represented $2,446,178 or 0.8% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2020

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2020:

Small Cap Fund
Level 1*	$296,649,186
Level 2	-
Level 3	-
Total	$296,649,186

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:
Small Cap Fund
Cost of investments	$330,588,911
Gross unrealized appreciation	$127,515,959
Gross unrealized depreciation	(20,816,330)
Net unrealized appreciation	$106,699,629
Undistributed ordinary income	$198,591
Undistributed long-term capital gains	-
Total distributable earnings	$198,591
Other accumulated earnings	-
Total accumulated earnings	$106,898,220